Stockholders' equity - Summary of Changes in Common Stock Outstanding (Detail)	6 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Class A Common Stock	Dec. 31, 2011 Class A Common Stock	Dec. 31, 2010 Class A Common Stock	Dec. 31, 2010 Class B Common Stock	Jun. 30, 2012 Class B Common Stock	Dec. 31, 2011 Class B Common Stock	Dec. 31, 2010 Class C Common Stock	Jun. 30, 2012 Class C Common Stock	Dec. 31, 2011 Class C Common Stock	Dec. 31, 2010 Class D Common Stock	Jun. 30, 2012 Class D Common Stock	Dec. 31, 2011 Class D Common Stock	Apr. 30, 2010 Class E Common Stock	Dec. 31, 2010 Class E Common Stock	Jun. 30, 2012 Class E Common Stock	Dec. 31, 2011 Class E Common Stock	Apr. 30, 2010 Class F Common Stock	Dec. 31, 2010 Class F Common Stock	Jun. 30, 2012 Class F Common Stock	Dec. 31, 2011 Class F Common Stock	Dec. 31, 2010 Class G Common Stock	Jun. 30, 2012 Class G Common Stock	Dec. 31, 2011 Class G Common Stock	Apr. 11, 2010 Common Stock	Jun. 30, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock
Schedule Of Common Stock [Line Items]
Balance, shares	66,165	51,346			357,882	357,882		209,882	209,882		279,999	279,999			504,276	504,276			1	1		3	3		1,418,208	1,403,389	877,000
Shares issued, balance	64,030	66,165	51,346	357,882	357,882	357,882	209,882	209,882	209,882	279,999	279,999	279,999		504,276	504,276	504,276		1	1	1	3	3	3	877,000	1,416,073	1,418,208	1,403,389
Change in classification				357,882			209,882			279,999				29,234							3			(877,000)
Common stock issuance for cash													475,042	475,042			1	1									475,043
Restricted stock issuances	403	17,642	51,346																						403	17,642	51,346
Restricted stock repurchased	(643)	(528)																							(643)	(528)
Restricted stock forfeitures	(1,895)	(2,295)																							(1,895)	(2,295)
Balance, shares	64,030	66,165	51,346	357,882	357,882	357,882	209,882	209,882	209,882	279,999	279,999	279,999		504,276	504,276	504,276		1	1	1	3	3	3	877,000	1,416,073	1,418,208	1,403,389